Pension Plans and Other Postretirement Benefits Pension Plans and Other Postretirement Benefits (Tables)	12 Months Ended
Dec. 31, 2016
Defined Benefit Plan Disclosure [Line Items]
Schedule of Accumulated Benefit Obligations in Excess of Fair Value of Plan Assets [Table Text Block]
The following table presents the change in benefit obligation, change in plan assets and components of funded status for the Company’s defined benefit pension and non-pension postretirement benefit plans for the years ended December 31:

	Pension Benefits				Non-Pension Postretirement Benefits
	2016		2015		2016		2015
	U.S. Plans	Non-U.S. Plans	U.S. Plans	Non-U.S. Plans	U.S. Plans	Non-U.S. Plans	U.S. Plans	Non-U.S. Plans
Change in Benefit Obligation
Benefit obligation at beginning of period	$216	$184	$223	$190	$86	$—	$88	$—
Service cost	6	10	9	10	1	—	2	—
Interest cost	9	3	9	3	2	—	4	—
Actuarial (gains) losses	14	18	(21)	(1)	(1)	1	(4)	—
Foreign currency exchange rate changes	—	(3)	—	(14)	—	—	—	—
Benefits paid	(4)	(5)	(3)	(4)	(4)	—	(4)	—
Plan amendments	—	—	2	—	(31)	—	—	—
Plan curtailments	—	—	(3)	—	—	—	—	—
Plan settlements	—	—	—	—	—	—	—	—
Other	—	—	—	—	—	—	—	—
Benefit obligation at end of period	241	207	216	184	53	1	86	—
Change in Plan Assets
Fair value of plan assets at beginning of period	114	34	116	32	—	—	—	—
Actual return on plan assets	7	—	(4)	1	—	—	—	—
Foreign currency exchange rate changes	—	—	—	(1)	—	—	—	—
Employer contributions	5	6	5	6	4	—	4	—
Benefits paid	(4)	(5)	(3)	(4)	(4)	—	(4)	—
Plan settlements	—	—	—	—	—	—	—	—
Other	—	—	—	—	—	—	—	—
Fair value of plan assets at end of period	122	35	114	34	—	—	—	—
Funded status of the plan at end of period	$(119)	$(172)	$(102)	$(150)	$(53)	$(1)	$(86)	$—

Schedule of Amounts Recognized in Balance Sheet [Table Text Block]

	Pension Benefits				Non-Pension Postretirement Benefits
	2016		2015		2016		2015
	U.S. Plans	Non-U.S. Plans	U.S. Plans	Non-U.S. Plans	U.S. Plans	Non-U.S. Plans	U.S. Plans	Non-U.S. Plans
Amounts recognized in the Consolidated Balance Sheets at December 31 consist of:
Other current liabilities	$(1)	$(2)	$—	$(1)	$(3)	$—	$(4)	$—
Long-term pension and post employment benefit obligations	(118)	(170)	(102)	(149)	(50)	(1)	(82)	—
Accumulated other comprehensive (income) loss	1	(1)	1	(1)	(17)	—	—	—
Net amounts recognized	$(118)	$(173)	$(101)	$(151)	$(70)	$(1)	$(86)	$—
Amounts recognized in Accumulated other comprehensive income at December 31 consist of:
Net actuarial (gain) loss	$—	$—	$—	$—	$—	$—	$—	$—
Net prior service (benefit) cost	1	(1)	1	(1)	(28)	—	—	—
Deferred income taxes	—	—	—	—	11	—	—	—
Net amounts recognized	$1	$(1)	$1	$(1)	$(17)	$—	$—	$—
Accumulated benefit obligation	$227	$198	$204	$175
Accumulated benefit obligation for funded plans	(241)	(207)	(217)	(184)
Pension plans with underfunded or non-funded accumulated benefit obligations at December 31:
Aggregate projected benefit obligation	$241	$207	$216	$184
Aggregate accumulated benefit obligation	227	198	204	175
Aggregate fair value of plan assets	122	35	114	34
Pension plans with projected benefit obligations in excess of plan assets at December 31:
Aggregate projected benefit obligation	$241	$207	$216	$184
Aggregate fair value of plan assets	122	35	114	34

Schedule of Net Benefit Costs [Table Text Block]
Following are the components of net pension and postretirement expense recognized for the successor years ended December 31, 2016, December 31, 2015, successor period from October 25, 2014 through December 31, 2014; and the predecessor period from January 1, 2014 through October 24, 2014, respectively:

	Pension Benefits
	U.S. Plans
	Successor			Predecessor
	Year Ended December 31, 2016	Year Ended December 31, 2015	Period from October 25, 2014 through December 31, 2014	Period from January 1, 2014 through October 24, 2014
Service cost	$6	$9	$2	$7
Interest cost on projected benefit obligation	9	9	1	7
Expected return on assets	(9)	(9)	(1)	(7)
Curtailment gain [1]	—	(3)	—	—
Recognized actuarial loss (gain) [2]	15	(8)	4	—
Amortization of net losses	—	—	—	—
Net expense	$21	$(2)	$6	$7

	Pension Benefits
	Non-U.S. Plans
	Successor			Predecessor
	Year Ended December 31, 2016	Year Ended December 31, 2015	Period from October 25, 2014 through December 31, 2014	Period from January 1, 2014 through October 24, 2014
Service cost	$10	$10	$1	$6
Interest cost on projected benefit obligation	3	3	1	4
Expected return on assets	(1)	(1)	—	(1)
Recognized actuarial loss (gain) [2]	18	(1)	11	—
Amortization of net losses	—	—	—	1
Curtailment gain	—	—	—	—
Settlement loss	—	—	—	—
Net expense	$30	$11	$13	$10

(1)
The curtailment gain recognized on pension benefits during the fiscal year ended December 31, 2015 relates to the re-measurement of the pension benefit obligation in conjunction with plan provision changes for non-exempt employees not subject to a collective bargaining agreement (“impacted employees”). The Company recorded this gain in Selling, general and administrative expense in the Consolidated Statements of Operations.

(2)
The actuarial loss (gain) recognized on pension benefits during the fiscal year ended December 31, 2016, December 31, 2015 and December 31, 2014 mainly relates to the increase/decrease in projected benefit obligation due to the decrease in discount rate as a result of the annual re-measurement. The Company recorded this gain in Selling, general and administrative expense in the Consolidated Statements of Operations.

	Non-Pension Postretirement Benefits
	U.S. Plans
	Successor			Predecessor
	Year Ended December 31, 2016	Year Ended December 31, 2015	Period from October 25, 2014 through December 31, 2014	Period from January 1, 2014 through October 24, 2014
Service cost	$1	$2	$—	$2
Interest cost on projected benefit obligation	2	4	1	3
Amortization of prior service benefit	(3)	—	—	—
Amortization of net gain	—	(4)	—	—
Net expense	$—	$2	$1	$5

Expense related to non-U.S. non-pension postretirement benefits was less than $1 each for the years ended December 31, 2016, December 31, 2015, successor period from October 25, 2014 through December 31, 2014; and the predecessor period from January 1, 2014 through October 24, 2014, respectively.

The following amounts were recognized in “Other comprehensive loss” during the period from January 1, 2016 through December 31, 2016:

	Pension Benefits		Non-Pension Postretirement Benefits		Total
	U.S. Plans	Non-U.S. Plans	U.S. Plans	Non-U.S. Plans	U.S. Plans	Non-U.S. Plans
Net actuarial losses arising during the year	$15	$18	$(1)	$1	$14	$19
Prior service cost from plan amendments	(1)	—	(30)	—	(31)	—
Amortization of prior service (cost) benefit	—	—	3	—	3	—
Amortization of net losses	(15)	(18)	1	(1)	(14)	(19)
Gain loss recognized in other comprehensive loss	(1)	—	(27)	—	(28)	—
Deferred income taxes	—	—	11	—	11	—
Gain recognized in other comprehensive loss, net of tax	$(1)	$—	$(16)	$—	$(17)	$—

Schedule of Amounts Recognized in Other Comprehensive Income (Loss) [Table Text Block]

	Amount Reclassified From Accumulated Other Comprehensive Income
	Successor			Predecessor
Amortization of defined benefit pension and other postretirement benefit items:	Year Ended December 31, 2016	Year Ended December 31, 2015	Period from October 25, 2014 through December 31, 2014	Period from January 1, 2014 through October 24, 2014	Location of Reclassified Amount in Income
Prior service costs	$4	$—	$1		(1)
Actuarial losses	—	—	—		(1)
Total before income tax	4	—	1	—
Income tax benefit	(1)	—	—		Income tax expense
Total	$3	$—	$1	$—

Schedule of Assumptions Used
The weighted average rates used to determine the benefit obligations were as follows at December 31:

	Pension Benefits				Non-Pension Postretirement Benefits
	2016		2015		2016		2015
	U.S. Plans	Non-U.S. Plans	U.S. Plans	Non-U.S. Plans	U.S. Plans	Non-U.S. Plans	U.S. Plans	Non-U.S. Plans
Discount rate	4.2%	1.5%	4.5%	1.9%	4.1%	11.2%	4.4%	12.6%
Rate of increase in future compensation levels	3.0%	2.9%	3.3%	2.9%	—	—	—	—
The weighted average assumed health care cost trend rates are as follows at December 31:
Health care cost trend rate assumed for next year	—	—	—	—	6.8%	11.1%	6.8%	11.3%
Rate to which the cost trend rate is assumed to decline (the ultimate trend rate)	—	—	—	—	4.5%	7.0%	4.5%	7.1%
Year that the rate reaches the ultimate trend rate	—	—	—	—	2023	2024	2023	2023
The weighted average rates used to determine net periodic pension expense (benefit) were as follows for the years ended December 31, 2016, December 31, 2015, successor period from October 25, 2014 through December 31, 2014; and the predecessor period from January 1, 2014 through October 24, 2014, respectively:

	Pension Benefits
	U.S. Plans				Non-U.S. Plans
	Successor			Predecessor	Successor			Predecessor
	Year Ended December 31, 2016	Year Ended December 31, 2015	Period from October 25, 2014 through December 31, 2014	Period from January 1, 2014 through October 24, 2014	Year Ended December 31, 2016	Year Ended December 31, 2015	Period from October 25, 2014 through December 31, 2014	Period from January 1, 2014 through October 24, 2014
Discount rate	4.5%	4.2%	4.4%	5.1%	2.2%	1.9%	2.6%	2.8%
Rate of increase in future compensation levels	3.3%	3.3%	3.5%	3.5%	3.1%	2.9%	2.9%	2.6%
Expected long-term rate of return on plan assets	7.5%	7.5%	7.5%	7.5%	2.4%	1.9%	2.1%	2.3%

Non-Pension Postretirement Benefits
	U.S. Plans				Non-U.S. Plans
	Successor			Predecessor	Successor			Predecessor
	Year Ended December 31, 2016	Year Ended December 31, 2015	Period from October 25, 2014 through December 31, 2014	Period from January 1, 2014 through October 24, 2014	Year Ended December 31, 2016	Year Ended December 31, 2015	Period from October 25, 2014 through December 31, 2014	Period from January 1, 2014 through October 24, 2014
Discount rate	4.4%	4.1%	4.2%	4.8%	12.6%	11.3%	12.0%	12.2%

Schedule of Allocation of Plan Assets [Table Text Block]

	Actual		Target
	2016	2015
Weighted average allocations of U.S. pension plan assets at December 31:
Equity securities	53%	52%	59%
Debt securities	47%	48%	41%
Cash, short-term investments and other	—%	—%	—%
Total	100%	100%	100%
Weighted average allocations of non-U.S. pension plan assets at December 31:
Equity securities	25%	27%	22%
Debt securities	20%	20%	19%
Cash, short-term investments and other	55%	53%	59%
Total	100%	100%	100%

Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis [Table Text Block]
The following table presents U.S. pension plan investments measured at fair value on a recurring basis as of December 31, 2016 and 2015:

	Fair Value Measurements Using
	2016				2015
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Unobserv-able Inputs (Level 3)	Total	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Unobserv-able Inputs (Level 3)	Total
Large cap equity funds(a)	$—	$30	$—	$30	$—	$33	$—	$33
Small/mid cap equity funds(a)	—	10	—	10	—	4	—	4
Other international equity(a)	—	24	—	24	—	21	—	21
Debt securities/fixed income(b)	—	58	—	58	—	56	—	56
Total	$—	$122	$—	$122	$—	$114	$—	$114
The following table presents non-U.S. pension plan investments measured at fair value on a recurring basis as of December 31, 2016 and 2015:

	Fair Value Measurements Using
	2016				2015
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Unobserv-able Inputs (Level 3)	Total	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Unobserv-able Inputs (Level 3)	Total
Other international equity(a)	$—	$15	$—	$15	$—	$15	$—	$15
Debt securities/fixed income(b)	—	14	—	14	—	14	—	14
Pooled insurance products with fixed income guarantee(a)	—	5	—	5	—	4	—	4
Cash, money market and other(c)	—	1	—	1	—	1	—	1
Total	$—	$35	$—	$35	$—	$34	$—	$34

Schedule of Expected Benefit Payments [Table Text Block]
Estimated future plan benefit payments as of December 31, 2016 are as follows:

	Pension Benefits		Non-Pension Postretirement Benefits
Year	U.S. Plans	Non-U.S. Plans	U.S. Plans	Non-U.S. Plans
2017	$5	$4	$3	$—
2018	6	5	3	—
2019	7	5	3	—
2020	8	6	3	—
2021	10	6	3	—
2022-2026	66	35	15	—